PROVISION FOR SEC SETTLEMENT (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Feb. 03, 2022 USD ($)	Jan. 31, 2022 shares	Dec. 31, 2019 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 16, 2020 USD ($)
PROVISION FOR SEC SETTLEMENT
Settlement of civil money penalty amount to SEC											$ 180,000
Payable for SEC settlement									$ 180,000	¥ 1,174.5
Provision for SEC settlement | ¥				¥ 0.0	¥ (1,146.5)
Penalty from SEC
PROVISION FOR SEC SETTLEMENT
Penalty loss	$ 180,000
Outstanding balance of penalty						$ 0	$ 0
Common Class A [Member]
PROVISION FOR SEC SETTLEMENT
Issuance of shares (in shares) | shares			19,753,888
Minimum
PROVISION FOR SEC SETTLEMENT
Settlement of civil money penalty amount to SEC								$ 180,000		¥ 1,177.1
Issuance of shares (in shares) | shares		180,000,000